Document And Entity Information	3 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001617867
Entity Registrant Name	Autonomix Medical, Inc.
Amendment Flag	false
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1607810
Entity Address, Address Line One	21 Waterway Avenue, Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	713
Local Phone Number	588-6150
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false